Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Authorized shares of common stock (in shares)		1,000,000	1,000,000
Issued shares of common stock (in shares)		1,000,000	1,000,000
Outstanding shares of common stock (in shares)		1,000,000	1,000,000
Common stock, par value (in dollars per share)		$ 5	$ 5
Dividends paid		$ 18.0	$ 27.0	$ 15.0
Non-cash capital increase	[1]	$ 11.3

[1]	Amount relates to a loan from Parent that was extinguished during 2020, which in accordance with ASC 470, Debt, was treated as a capital transaction given it was between related entities.